Income Taxes Relating to Continuing Operations	12 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Income Taxes Relating to Continuing Operations

NOTE 7: INCOME TAXES RELATING TO CONTINUING OPERATIONS

	2023 A$	2022 A$	2021 A$
(a) Income Tax Recognised in Profit or Loss

Current tax
In respect of the current year	-	-	-
In respect of the prior year	-	-	-
	-	-	-
Deferred tax
Recognised in current year	(206,792)	(191,808)	(187,427)
	(206,792)	(191,808)	(187,427)

Total income tax benefit	(206,792)	(191,808)	(187,427)

(b) Reconciliation to Accounting Loss	2023 A$	2022 A$	2021 A$
Loss from continuing operations	(32,053,749)	(21,951,166)	(8,884,464)
Tax at the Australian tax rate of 25% (2021 25% & 2020: 30%)	(8,013,437)	(5,487,792)	(2,665,339)
Tax effect of non-deductible / non-assessable amounts
Exempt income from government assistance	(156,890)	(1,447,922)	(293,422)
Entertainment expenses	1,448	1,231	727
Net gain arising on changes in fair value of contingent consideration	247,045	234,089	(963,751)
Share-based payments	476,138	707,422	392,505
Research and development expenditure	360,666	3,328,556	640,050
Amortisation of share issue costs	(285,631)	(285,631)	-
Temporary differences not recorded as an asset	(787,392)	(58,374)	(632,779)
Tax losses not recorded	7,872,870	2,779,547	3,253,265
Effect of different tax rates in other jurisdictions	78,391	37,066	81,317
	(206,792)	(191,808)	(187,427)

	2023 A$	2022 A$
(c) Net Deferred Tax Liability Recognised
Net deferred tax liability is attributable to the following deferred tax asset/(liability) items:
Intangibles denominated in USD	(1,932,546)	(2,066,037)
Tax losses denominated in USD	277177	267,412
	(1,655,369)	(1,798,625)
Movement in Net Deferred Tax Liability
Opening balance	(1,798,625)	(1,842,303)
Recognized in income	206,792	191,808
Recognized in equity	(63,536)	(148,130)
Closing balance	(1,655,369)	(1,798,625)

(d) Net Deferred Tax Asset Not Recognised
Revenue tax losses	33,323,740	25,445,487
Net temporary difference	2,387,515	3,460,513
	35,711,255	28,906,000

Deferred tax assets have not been recognized in respect to these items as it is not probable at this time that future taxable profits will be available against which the Group can utilize the benefit.

(f)
Tax Consolidation

Relevance of Tax Consolidation to the Group

The Company and all its wholly-owned Australian resident entities are part of a tax-consolidated group under Australian taxation law. Bionomics is the head entity in the tax-consolidated group. Tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax-consolidated group are recognised in the separate financial statements of the members of the tax-consolidated group using the ‘separate taxpayer within group’ approach by reference to the carrying amounts in the separate financial statements of each entity and the tax values applying under tax consolidation. Current tax liabilities and assets and deferred tax assets arising from unused tax losses and relevant tax credits of the members of the tax-consolidated group are recognised by the Company (as head entity in the tax-consolidated group).